SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	6,270
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.00002
Weighted average remaining contractual life		3 months
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested	(6,270)
Weighted Average Grant Date Fair Value - Vested	$ 0.00002
Number of shares, Forfeited or cancelled
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance		6,270
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 0.00002
Number of shares, Forfeited
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Forfeited or cancelled		17,258
Number of shares, Forfeited		(17,258)
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	100,484
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 86.71
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested	(45,923)
Weighted Average Grant Date Fair Value - Vested	$ 86.24
Number of shares, Forfeited or cancelled
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance	54,561	100,484
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 87.10	$ 86.71
Number of shares, Forfeited
Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	148,209
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 115.11
Number of shares, Granted	163,716
Weighted Average Grant Date Fair Value - Granted	$ 4.93
Number of shares, Vested	(140,778)	(7,400)
Weighted Average Grant Date Fair Value - Vested	$ 25.28
Number of shares, Forfeited or cancelled	82,000
Weighted Average Grant Date Fair Value - Forfeited	$ 116.20
Number of shares, Unvested, Ending balance	89,147	148,209
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 53.62	$ 115.11
Number of shares, Forfeited	(82,000)